THOMAS E. BISSET

DIRECT LINE: 202.383.0118

Internet:thomas.bisset@sablaw.com

February 28, 2007

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	EquiTrust Life Insurance Company
EquiTrust Life Variable Account
(File No. 333-45813)

Commissioners:

On behalf of EquiTrust Life Insurance Company (the “Company”) and EquiTrust Life Variable Account (the “Account”), we have attached for filing Post-Effective Amendment No. 13 (the “Amendment”) to the Account’s Registration Statement on Form N-6 for certain flexible premium variable life insurance policies(the “Policies”). The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended, to disclose the Company’s practice of guaranteeing the Policy against lapse during the fourth policy year upon payment of cumulative target premiums. Clarifying changes have also been made to disclosure in the prospectus addressing revenue sharing and anti-market timing policies and procedures.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0118.

Sincerely,

/s/ Thomas E. Bisset
Thomas E. Bisset

Attachment

cc:	Kristi Rojohn
Jennifer Morgan